UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002

Check here if Amendment [x ]; Amendment No: 2
This Amendment (check one only): [ ] is a restatement.
	                           [x ]adds new holdings entries.

Name: 	Quintus Asset Management, Inc.
Address:	2101 Highland Ave
	      Suite 225
	      Birmingham, AL 35205

13F File Number:	28-07266

The institutional investment manager filling this report and the persons by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on Behalf of Reporting Manager:

Name:	Thomas C. Block
Title:	Executive Vice President
Phone:	(205) 930-0989

Signature, Place and Date of Signing:

/s/	Thomas C. Block	Birmingham, Alabama 	May 23, 2002

Report Type (check only one):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Managers:	0

Form 13F Information Table Entry Total	1

Form 13F Information Table Value Total:	597 ($ thousands)



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

HCA-HEALTHCARE CO COM          COM              404119109      597    13551 SH       SOLE                    13551

